Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,482,322,166
Translation effect	45,364,460	$ (27,450,970)
Ending balance	1,562,869,475	1,366,101,270	$ 1,482,322,166
Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,395,700,057	4,150,256,095	4,150,256,095
Acquisitions	199,471,530	202,793,760	328,166,052
Reclassifications	2,088,430	3,225,090	7,232,760
Capitalization	0	0	0
Disposals	(5,124,650)	(32,339,570)	(38,022,820)
Translation effect	57,645,130	(35,334,020)	(51,932,030)
Ending balance	4,649,780,497	4,288,601,355	4,395,700,057
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,913,377,891)	(2,781,505,245)	(2,781,505,245)
Depreciation and amortization	(109,420,397)	(87,402,614)	(137,555,276)
Reclassifications	(2,088,430)	(3,225,090)	(7,232,760)
(Impairment)	(106,840,130)	(105,366,862)	(153,980,236)
Reversal of impairment	54,998,685	31,169,310	125,182,718
Disposals	2,097,811	15,947,366	30,512,248
Translation effect	(12,280,670)	7,883,050	11,200,660
Ending balance	(3,086,911,022)	(2,922,500,085)	(2,913,377,891)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	285,434,820
Ending balance	256,273,100	244,629,386	285,434,820
Plants | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,070,987,449	1,053,836,879	1,053,836,879
Acquisitions	7,476,120	10,776,830	24,218,720
Reclassifications	889,300	2,098,250	3,396,480
Capitalization	40,877,940	10,120,490	15,580,570
Disposals	(725,520)	(6,333,370)	(8,316,930)
Translation effect	19,175,470	(12,740,160)	(17,728,270)
Ending balance	1,138,680,759	1,057,758,919	1,070,987,449
Plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(785,552,629)	(789,443,853)	(789,443,853)
Depreciation and amortization	(24,016,750)	(24,361,100)	(33,219,850)
Reclassifications	(107,420)	(491,110)	45,407,770
(Impairment)	(76,713,430)	(24,609,910)	(45,202,986)
Reversal of impairment	15,520,040	13,863,830	19,244,900
Disposals	578,440	4,749,890	7,510,670
Translation effect	(12,115,910)	7,162,720	10,150,720
Ending balance	$ (882,407,659)	(813,129,533)	(785,552,629)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	3.00%
Useful life measured as period of time, property, plant and equipment	20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	5.00%
Useful life measured as period of time, property, plant and equipment	35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 12,017,211
Ending balance	$ 16,625,241	10,050,731	12,017,211
Percentage of depreciation rate	5.00%
Useful life measured as period of time, property, plant and equipment	20 years
Drilling equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,913,795	14,840,995	14,840,995
Acquisitions	5,124,610	3,090,780	5,271,100
Reclassifications	0	0	0
Capitalization	0	0	0
Disposals	(16,300)	(1,156,350)	(1,198,300)
Translation effect	0	0	0
Ending balance	24,022,105	16,775,425	18,913,795
Drilling equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,896,584)	(6,593,644)	(6,593,644)
Depreciation and amortization	(511,910)	(526,030)	(714,350)
Reclassifications	0	0	0
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	11,630	394,980	411,410
Translation effect	0	0	0
Ending balance	(7,396,864)	(6,724,694)	(6,896,584)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	182,581,787
Ending balance	175,547,487	209,640,097	182,581,787
Pipelines | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	491,444,562	493,683,632	493,683,632
Acquisitions	3,184,650	1,715,570	4,266,300
Reclassifications	488,180	103,360	103,670
Capitalization	3,714,480	10,780,630	15,121,590
Disposals	(990)	(17,979,170)	(21,457,210)
Translation effect	(791,880)	(219,730)	(273,420)
Ending balance	498,039,002	488,084,292	491,444,562
Pipelines | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(308,862,775)	(264,441,515)	(264,441,515)
Depreciation and amortization	(9,082,640)	(9,497,240)	(12,824,020)
Reclassifications	(488,180)	(103,360)	(46,118,320)
(Impairment)	(7,795,540)	(14,641,010)	(22,452,490)
Reversal of impairment	2,931,870	648,720	18,153,170
Disposals	970	9,449,190	18,624,270
Translation effect	804,780	141,020	196,130
Ending balance	$ (322,491,515)	(278,444,195)	(308,862,775)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	2.00%
Useful life measured as period of time, property, plant and equipment	15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	7.00%
Useful life measured as period of time, property, plant and equipment	45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 353,323,631
Ending balance	391,035,101	340,679,531	353,323,631
Wells | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,695,212,594	1,586,407,714	1,586,407,714
Acquisitions	45,149,840	25,757,400	36,368,940
Reclassifications	1,148,690	2,967,760	2,967,760
Capitalization	51,669,960	59,000,230	71,789,810
Disposals	0	(1,094,130)	(2,321,630)
Translation effect	0	0	0
Ending balance	1,793,181,084	1,673,038,974	1,695,212,594
Wells | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,341,888,963)	(1,260,106,083)	(1,260,106,083)
Depreciation and amortization	(62,953,590)	(41,645,430)	(73,618,580)
Reclassifications	(1,148,790)	(2,989,670)	(6,926,040)
(Impairment)	(16,604,400)	(39,710,970)	(55,380,990)
Reversal of impairment	20,449,760	12,067,350	52,926,380
Disposals	0	25,360	1,216,350
Translation effect	0	0	0
Ending balance	(1,402,145,983)	(1,332,359,443)	(1,341,888,963)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,387,796
Ending balance	60,236,246	24,702,916	25,387,796
Buildings | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,956,002	73,865,712	73,865,712
Acquisitions	10,490	13,360	24,280
Reclassifications	76,950	(30,860)	(197,220)
Capitalization	34,923,880	260,310	1,739,570
Disposals	(11,110)	(49,390)	(52,680)
Translation effect	1,962,400	(934,660)	(1,423,660)
Ending balance	110,918,612	73,124,472	73,956,002
Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48,568,206)	(47,796,496)	(47,796,496)
Depreciation and amortization	(1,326,400)	(1,388,460)	(1,858,330)
Reclassifications	(31,320)	296,380	327,930
(Impairment)	0	0	0
Reversal of impairment	0	0	23,570
Disposals	8,060	0	41,730
Translation effect	(764,500)	467,020	693,390
Ending balance	$ (50,682,366)	(48,421,556)	(48,568,206)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	3.00%
Useful life measured as period of time, property, plant and equipment	33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	7.00%
Useful life measured as period of time, property, plant and equipment	35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 124,426,910
Ending balance	$ 120,457,410	100,480,300	124,426,910
Percentage of depreciation rate	4.00%
Useful life measured as period of time, property, plant and equipment	25 years
Offshore platforms | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 425,259,020	420,363,210	420,363,210
Acquisitions	694,070	1,129,700	2,164,860
Reclassifications	(868,610)	(1,844,530)	(2,648,540)
Capitalization	1,212,620	7,966,840	7,966,840
Disposals	(7,940)	(944,190)	(2,587,350)
Translation effect	0	0	0
Ending balance	426,289,160	426,671,030	425,259,020
Offshore platforms | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(300,832,110)	(294,192,090)	(294,192,090)
Depreciation and amortization	(9,029,920)	(7,837,130)	(12,164,310)
Reclassifications	48,420	98,620	109,160
(Impairment)	(3,908,560)	(24,990,370)	(26,134,930)
Reversal of impairment	7,885,350	0	29,485,650
Disposals	5,070	730,240	2,064,410
Translation effect	0	0	0
Ending balance	(305,831,750)	(326,190,730)	(300,832,110)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,610,224
Ending balance	7,565,314	5,554,644	6,610,224
Furniture and equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,545,137	50,809,657	50,809,657
Acquisitions	1,582,600	1,225,920	2,564,910
Reclassifications	309,590	43,270	(246,280)
Capitalization	438,920	587,390	1,119,100
Disposals	(1,260,090)	(570,820)	(611,940)
Translation effect	128,100	(65,450)	(90,310)
Ending balance	54,744,257	52,029,967	53,545,137
Furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,934,913)	(45,932,403)	(45,932,403)
Depreciation and amortization	(1,193,320)	(1,096,360)	(1,645,720)
Reclassifications	(309,430)	(36,010)	(12,330)
(Impairment)	0	0	0
Reversal of impairment	62,440	50	10,100
Disposals	1,255,820	546,910	587,800
Translation effect	(59,540)	42,490	57,640
Ending balance	$ (47,178,943)	(46,475,323)	(46,934,913)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	3.00%
Useful life measured as period of time, property, plant and equipment	3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	10.00%
Useful life measured as period of time, property, plant and equipment	10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 16,080,145
Ending balance	15,789,719	15,180,347	16,080,145
Transportation equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,988,437	29,297,417	29,297,417
Acquisitions	606,690	2,864,520	3,447,500
Reclassifications	51,810	(60)	1,000
Capitalization	27,060	49,700	883,390
Disposals	(315,040)	(59,810)	(78,490)
Translation effect	604,410	(406,010)	(562,380)
Ending balance	33,963,367	31,745,757	32,988,437
Transportation equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,908,292)	(15,664,032)	(15,664,032)
Depreciation and amortization	(1,305,867)	(1,050,864)	(1,510,116)
Reclassifications	(51,810)	60	74,390
(Impairment)	0	0	0
Reversal of impairment	0	28,830	33,078
Disposals	237,821	50,796	55,608
Translation effect	(145,500)	69,800	102,780
Ending balance	$ (18,173,648)	(16,565,410)	(16,908,292)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	4.00%
Useful life measured as period of time, property, plant and equipment	5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation rate	20.00%
Useful life measured as period of time, property, plant and equipment	25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 423,571,347
Ending balance	466,063,662	362,165,513	423,571,347
Construction in progress | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	480,504,766	374,025,584	374,025,584
Acquisitions	135,642,460	156,091,590	249,698,512
Reclassifications	(7,480)	(112,100)	3,855,890
Capitalization	(132,892,280)	(88,765,590)	(114,200,870)
Disposals	(2,782,580)	(4,149,920)	(1,360,990)
Translation effect	36,201,070	(20,734,850)	(31,513,360)
Ending balance	516,665,956	416,354,714	480,504,766
Construction in progress | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(56,933,419)	(57,335,129)	(57,335,129)
Depreciation and amortization	0	0	0
Reclassifications	100	0	(95,320)
(Impairment)	(1,818,200)	(1,414,602)	(4,808,840)
Reversal of impairment	8,149,225	4,560,530	5,305,870
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	(50,602,294)	(54,189,201)	(56,933,419)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,888,295
Ending balance	53,276,195	53,017,805	52,888,295
Land | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,888,295	53,125,295	53,125,295
Acquisitions	0	128,090	140,930
Reclassifications	0	0	0
Capitalization	27,420	0	0
Disposals	(5,080)	(2,420)	(37,300)
Translation effect	365,560	(233,160)	(340,630)
Ending balance	53,276,195	53,017,805	52,888,295
Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	$ 0	$ 0	$ 0